Prepaid and Other Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid and Other Assets
4. Prepaid and Other Assets
Prepaid and other current assets consist of the following:

	December 31,
(in thousands)	2020	2019
Inventory	$44,185	$25,163
Prepaid expenses	31,792	25,136
Taxes	11,006	326
Miscellaneous receivables	9,244	9,500
Interest rate cap	1,824	—
Workers’ compensation receivables	881	1,109
Other current assets	6,711	8,186

Total prepaid expenses and other current assets	$105,643	$69,420

	December 31,
(in thousands)	2020	2019
Operating lease right-of-use assets	$49,773	$93,924
Deposits	6,986	8,364
Contingent consideration receivable	—	6,120
Workers’ compensation receivable	4,400	5,583
Other long-term assets	4,807	2,556

Total other assets	$65,966	$116,547

Inventories are stated at the lower of cost and net realizable value. Costs are determined on the first-in,
first-out
basis. The Company records write-downs of inventories which are obsolete or in excess of anticipated demand or net realizable value based on a consideration of marketability, historical sales and demand forecasts which consider the assumptions about future demand and market conditions.